Stockholder Equity (Details 2) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance At Beginning		1,250,000	950,000	950,000
Shares Issued		0	5,033,333
Shares Exercised		0	(4,733,333)
Balance At End		1,250,000	1,250,000	950,000	950,000
Aggregate Intrinsic Value, Beginng		$ 437,500	$ 690,500	$ 690,500
Aggregate Intrinsic Value ,ending		$ 437,500	$ 437,500	$ 690,500	$ 690,500
Weighted Average Remaining Contractual Life(years)		2 years 8 months 19 days	2 years 11 months 15 days	1 year 5 months 8 days	5 months 8 days
Weighted Average Exercise Price ,Beginning		$ 2.50	$ 0.11	$ 0.11
Weighted Average Exercise Price Issued	$ 0.37	0	0.85
Weighted Average Exercise Price Exercised		0	0.26
Weighted Average Exercise Price Balance At Ending		$ 2.50	$ 2.50	$ 0.11
Warrant [Member]
Dividend yield			0.00%
Warrant [Member] | Minimum [Member]
Expected Life			1 year
Expected volatility			42.39%
Risk-free interest rate			0.60%
Warrant [Member] | Maximum [Member]
Expected Life			3 years
Expected volatility			45.24%
Risk-free interest rate			0.795%